Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Deferred Income Tax Assets And Liabilities [Line Items]
Goodwill-related deferred tax expense and liabilities	$ 1,700,000	$ 1,700,000
Current income tax expense recognized			3,000
Effective tax rate	(10.40%)	(18.80%)	(23.60%)	(20.20%)	(18.60%)
Deferred tax assets benefit percentage	50.00%		50.00%
India [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Current income tax expense recognized	$ 2,000	$ 0	$ 2,000